INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11.INTANGIBLE ASSETS, NET

	As of December 31, 2023			As of December 31, 2024
		Accumulated	Net carrying		Accumulated	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,690,720	(3,690,720)	—	3,690,720	(3,690,720)	—	—
Software (i)	2,104,594	(894,168)	1,210,426	2,237,380	(1,263,481)	973,899	40,020,505
Purchased software under development phase	120,157	—	120,157	169,248	—	169,248	6,954,921
Others	26,120	(10,379)	15,741	43,527	(22,039)	21,488	883,008
Total	5,941,591	(4,595,267)	1,346,324	6,140,875	(4,976,240)	1,164,635	47,858,434
(i)	Weighted-average remaining useful life of 56 months as of December 31, 2024 (2023: 53 months, 2022: 43 months).

The Group recorded amortization expenses of VND382.9 billion (USD15.7 million), VND474.0 billion and VND2,345.1 billion for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table identifies the estimated amortization expense of the Group’s intangible assets as of December 31, 2024 for each of the next five years (in VND million):

2025	333,303
2026	253,070
2027	195,865
2028	127,754
2029 and thereafter	254,643